Income taxes (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Loss Carryforwards	$ 403,152
Expiring in 2014 [Member]
Operating Loss Carryforwards	2,018
Expiring in 2015 [Member]
Operating Loss Carryforwards	2,358
Expiring in 2016 [Member]
Operating Loss Carryforwards	0
Expiring in 2017 [Member]
Operating Loss Carryforwards	1,018
Expiring In 2018 [Member]
Operating Loss Carryforwards	7,017
Expiring in 2026 and Later [Member]
Operating Loss Carryforwards	390,741
CANADA
Operating Loss Carryforwards	346,077
CANADA | Expiring in 2014 [Member]
Operating Loss Carryforwards	2,018
CANADA | Expiring in 2015 [Member]
Operating Loss Carryforwards	2,358
CANADA | Expiring in 2016 [Member]
Operating Loss Carryforwards	0
CANADA | Expiring in 2017 [Member]
Operating Loss Carryforwards	0
CANADA | Expiring In 2018 [Member]
Operating Loss Carryforwards	0
CANADA | Expiring in 2026 and Later [Member]
Operating Loss Carryforwards	341,701
ITALY
Operating Loss Carryforwards	4,585
ITALY | Expiring in 2014 [Member]
Operating Loss Carryforwards	0
ITALY | Expiring in 2015 [Member]
Operating Loss Carryforwards	0
ITALY | Expiring in 2016 [Member]
Operating Loss Carryforwards	0
ITALY | Expiring in 2017 [Member]
Operating Loss Carryforwards	0
ITALY | Expiring In 2018 [Member]
Operating Loss Carryforwards	0
ITALY | Expiring in 2026 and Later [Member]
Operating Loss Carryforwards	4,585
UNITED STATES
Operating Loss Carryforwards	31,573
UNITED STATES | Expiring in 2014 [Member]
Operating Loss Carryforwards	0
UNITED STATES | Expiring in 2015 [Member]
Operating Loss Carryforwards	0
UNITED STATES | Expiring in 2016 [Member]
Operating Loss Carryforwards	0
UNITED STATES | Expiring in 2017 [Member]
Operating Loss Carryforwards	0
UNITED STATES | Expiring In 2018 [Member]
Operating Loss Carryforwards	0
UNITED STATES | Expiring in 2026 and Later [Member]
Operating Loss Carryforwards	31,573
SWEDEN
Operating Loss Carryforwards	9,678
SWEDEN | Expiring in 2014 [Member]
Operating Loss Carryforwards	0
SWEDEN | Expiring in 2015 [Member]
Operating Loss Carryforwards	0
SWEDEN | Expiring in 2016 [Member]
Operating Loss Carryforwards	0
SWEDEN | Expiring in 2017 [Member]
Operating Loss Carryforwards	0
SWEDEN | Expiring In 2018 [Member]
Operating Loss Carryforwards	0
SWEDEN | Expiring in 2026 and Later [Member]
Operating Loss Carryforwards	9,678
Other Jurisdictions [Member]
Operating Loss Carryforwards	11,239
Other Jurisdictions [Member] | Expiring in 2014 [Member]
Operating Loss Carryforwards	0
Other Jurisdictions [Member] | Expiring in 2015 [Member]
Operating Loss Carryforwards	0
Other Jurisdictions [Member] | Expiring in 2016 [Member]
Operating Loss Carryforwards	0
Other Jurisdictions [Member] | Expiring in 2017 [Member]
Operating Loss Carryforwards	1,018
Other Jurisdictions [Member] | Expiring In 2018 [Member]
Operating Loss Carryforwards	7,017
Other Jurisdictions [Member] | Expiring in 2026 and Later [Member]
Operating Loss Carryforwards	$ 3,204